Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	76,661,451	70,891,916
Ordinary shares outstanding	76,661,451	70,891,916
Preference shares par value	$ 0.01	$ 0.01
Preference shares authorized	20,000,000	20,000,000